Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Salaries and wages accrued	$ 149	$ 185
Provision for annual leave	40	37
Provision for exit from multi-employer pension plans	53	40
Provision for exit from multi-employer pension plans	70	73
Surplus (deficit) in plan [abstract]
Pension benefits	840	970
Post-employment medical benefits	106	105
Employee benefits, current	213	248
Employee benefits, noncurrent	1,045	1,162
Total employee benefits liabilities	1,258	1,410
Disclosure of fair value of plan assets [line items]
Provisions for employee benefits	1,258	1,410
Assets and liabilities classified as held for sale [member]
Surplus (deficit) in plan [abstract]
Pension benefits	$ 0	15
Total employee benefits liabilities		18
Disclosure of fair value of plan assets [line items]
Provisions for employee benefits		$ 18